Promissory Notes - Related Party (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued interest	$ 20,063	$ 19,323
Promissory notes payable - related party, net	0	16,805
Unsecured Debt [Member]
Accrued interest		41,644
Investor [Member]
Accrued interest		2,805	$ 3,872
Total principal and interest		16,805	203,872
Debt discount - unamortized balance		0	(54,639)
Promissory notes payable - related party, net		16,805	149,233
2015 (due December 2015 through March 2016) | Investor [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount		0	200,000
2016 (due September 2016) [Member] | Unsecured Debt [Member]
Accrued interest	$ 0	14,000
2016 (due September 2016) [Member] | Investor [Member] | Unsecured Debt [Member]
Accrued interest		$ 14,000	$ 0